Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,676	$ 1,677	$ 1,554
Depreciation charge	(330)	(305)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	528	537
Depreciation charge	(11)	(14)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	963	990
Depreciation charge	(207)	(194)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	155	129
Depreciation charge	(100)	(87)
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	30	21
Depreciation charge	$ (12)	$ (10)